Discontinued Operations (Details Narrative) - USD ($)	9 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Cash (used) and provided by operating activities	$ (502,900)	$ 17,900
Cash provided by investing activities	$ 440,000	$ 0